Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 04, 2013
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 13, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 300 China A-Shares Fund

(the "Fund")

Supplement to the Prospectus and Statement of Additional Information

dated November 4, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.28%
Total Annual Fund Operating Expenses	1.08%
Fees Waivers and Expense Reimbursement(1)	0.26%
Total Annual Fund Operating Expenses After Fees Waivers and/or Expense Reimbursement	0.82%
* Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
(1) Effective as of January 13, 2014, the Adviser has contractually agreed through January 12, 2015 to waive fees and/or reimburse the Fund's expenses in order to limit the Fund's net annual operating expenses to 0.80% of the Fund's average daily net assets, except for interest expense, Acquired Fund Fees and Expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the "Expense Cap"). The Expense Cap will remain in effect until at least January 12, 2015 and may only be terminated with the consent of the Trust's Board (and may not be terminated by the Adviser) prior to that time. The fee table reflects the effect of the Expense Cap.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years
$ 84	$ 318

db X-trackers Harvest CSI 300 China A-Shares Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 13, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 300 China A-Shares Fund

(the "Fund")

Supplement to the Prospectus and Statement of Additional Information

dated November 4, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.28%
Total Annual Fund Operating Expenses	1.08%
Fees Waivers and Expense Reimbursement(1)	0.26%
Total Annual Fund Operating Expenses After Fees Waivers and/or Expense Reimbursement	0.82%
* Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
(1) Effective as of January 13, 2014, the Adviser has contractually agreed through January 12, 2015 to waive fees and/or reimburse the Fund's expenses in order to limit the Fund's net annual operating expenses to 0.80% of the Fund's average daily net assets, except for interest expense, Acquired Fund Fees and Expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the "Expense Cap"). The Expense Cap will remain in effect until at least January 12, 2015 and may only be terminated with the consent of the Trust's Board (and may not be terminated by the Adviser) prior to that time. The fee table reflects the effect of the Expense Cap.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years
$ 84	$ 318

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 12, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
db X-trackers Harvest CSI 300 China A-Shares Fund | db X-trackers Harvest CSI 300 China A-Shares Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fees Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses After Fees Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	$ 318

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Effective as of January 13, 2014, the Adviser has contractually agreed through January 12, 2015 to waive fees and/or reimburse the Fund's expenses in order to limit the Fund's net annual operating expenses to 0.80% of the Fund's average daily net assets, except for interest expense, Acquired Fund Fees and Expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the "Expense Cap"). The Expense Cap will remain in effect until at least January 12, 2015 and may only be terminated with the consent of the Trust's Board (and may not be terminated by the Adviser) prior to that time. The fee table reflects the effect of the Expense Cap.